Debt and Credit Agreements - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 CAD ($)
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 2,300,000,000
Commercial Paper Program [Member]
Debt Instrument [Line Items]
Maturities days of commercial paper	365 days
Hydro One Inc. [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 2,300,000,000